Earnings per Common Share Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic and Diluted Earnings per Common Share [Line Items]
Accelerated accretion			$ 1,900,000,000
Less: Preferred stock dividends and other	844,000,000	730,000,000	4,285,000,000
Series D Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Less: Preferred stock dividends and other			3,500,000,000
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Preferred stock dividends	844,000,000
Series K - 7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Preferred stock dividends		737,000,000
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Basic and Diluted Earnings per Common Share [Line Items]
Preferred stock dividends			$ 804,000,000